Securities Act Registration No. 333 -20635

Investment Company Act Registration No. 811 -08037

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No. 110 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 111 ☒

ADVISORONE FUNDS

17605 Wright Street

Omaha, NE 68130

(402) 493-3313

 Brian Nielsen, Secretary

Copies to:

James Ash, Esq.	JoAnn Strasser,Esq.
Senior Vice President	Thompson Hine LLP
Gemini Fund Services, LLC	41 South High Street, 17th Floor
80 Arkay Drive, Suite 110	Columbus, Ohio 43215
Hauppauge, New York 11788-0132

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]	on _______________ pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Global Growth Fund, CLS International Equity Fund, CLS Flexible Income Fund, CLS Global Aggressive Equity Fund, and CLS Shelter Fund, each a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, State of Nebraska, on September 22, 2016.

ADVISORONE FUNDS

(Registrant)

By: /s/ Ryan Beach

Ryan Beach,   President

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

By: ***
Todd Clarke	Interested Trustee	September 22, 2016

*
Larry A. Carter	Trustee	September 22, 2016

*
John W. Davidson	Trustee	September 22, 2016

*
Edward D. Foy	Trustee	September 22, 2016

*
Gary Lanzen	Trustee	September 22, 2016

**
Brian Curley	Principal Financial Officer & Treasurer	September 22, 2016

/s/ Ryan Beach		September 22, 2016
Ryan Beach	Pricipal Executive Officer

By: /s/ Brian Nielsen
Brian Nielsen	(*)(**)(***)Attorney-in-Fact
September 22, 2016

* Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 62 on March 15, 2012 are incorporated herein by reference.

** Pursuant to a Power of Attorney previously filed in Post-Effective Amendment No. 96 on November 14, 2014, is incorporated herein by reference.

***Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 68 on December 26, 2012 are incorporated herein by reference.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase